Financial Risks - Schedule of Sensitivity Analysis of Net Income and Shareholders' Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase by 15% of USD currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	€ (93)	€ 203
Estimated approximate effects on shareholders' equity	2,848	2,528
Increase by 15% of GBP currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	(43)	(11)
Estimated approximate effects on shareholders' equity	1,015	241
Increase by 15% of non Euro currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	(52)	211
Estimated approximate effects on shareholders' equity	3,219	2,906
Decrease by 15% of USD currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	74	(158)
Estimated approximate effects on shareholders' equity	(2,066)	(1,830)
Decrease by 15% of GBP currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	(51)	9
Estimated approximate effects on shareholders' equity	631	(163)
Decrease by 15% of non Euro currencies relative to Euro [member]
Disclosure of sensitivity analysis related to translation risk [line items]
Estimated approximate effects on net income	45	(150)
Estimated approximate effects on shareholders' equity	€ (2,325)	€ (2,094)